U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

  /s/ Dennis M. Marker        	West Des Moines, IA      11/1/2005
Signature                	City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 208
Form 13F Information Table Value Total: $504,159

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

             FORM 13F
                                                                          Item 6:  Inv Discretion
              Item 1:               Item 2:  Item 3:   Item 4:   Item 5:  (a)Sole(b)Share(c)ShareItem 7:Item 8:
                                   Title of             Total                    as def   Other         Voting Auth (Shares)
          Name of Issuer             Class    Cusip   Mktvalue   Shares          Instr.V          Mgrs  (a)Sole(b)Shared(c)None
ADC TELECOMMUNICATIONS             COM      000886309     1,056     46,198   x                             x
ABBOTT LABORATORIES                COM      002824100     2,778     65,508   x                             x
ABITIBI CONSOLIDATED INC           COM      003924107     1,953    482,200   x                             x
ACUITY BRANDS INC                  COM      00508Y102     1,424     47,990   x                             x
AFFILIATED COMPUTER SVCS-A         COM      008190100     1,876     34,350   x                             x
AGILENT TECHNOLOGIES INC           COM      00846U101       681     20,800   x                             x
ALCOA INC                          COM      013817101     1,316     53,892   x                             x
ALLIANT ENERGY CORP                COM      018802108     1,791     61,475   x                             x
ALLSTATE CORP                      COM      020002101     2,085     37,710   x                             x
ALTRIA GROUP INC                   COM      02209S103     9,829    133,348   x                             x
AMERICAN EXPRESS COMPANY           COM      025816109     5,566     96,900   x                             x
AMERICAN INT'L GROUP INC           COM      026874107     6,343    102,372   x                             x
AMERUS GROUP CO                    PFD      03072M702       744     30,000   x                             x
AMGEN INC                          COM      031162100     2,654     33,312   x                             x
AMSOUTH BANCORPORATION             COM      032165102     1,483     58,700   x                             x
ANHEUSER-BUSCH COS                 COM      035229103     2,072     48,138   x                             x
APACHE CORP                        COM      037411105     1,862     24,760   x                             x
APPLIED MATERIALS INC.             COM      038222105       716     42,205   x                             x
ATMOS ENERGY CORP                  COM      049560105     3,156    111,700   x                             x
BOK FINANCIAL CORPORATION          COM      05561Q201       780     16,200   x                             x
BP PLC                             COM      055622104     2,045     28,870   x                             x
BANK OF AMERICA                    COM      060505104     5,859    139,161   x                             x
BANK OF NEW YORK CO INC            COM      064057102     1,345     45,730   x                             x
BARRICK GOLD CORP                  COM      067901108     3,965    136,500   x                             x
BECTON DICKINSON & CO.             COM      075887109     2,931     55,900   x                             x
BELLSOUTH CORP                     COM      079860102     1,699     64,600   x                             x
BELO CORPORATION                   COM      080555105     2,856    124,930   x                             x
BEMIS CO INC                       COM      081437105     1,507     61,000   x                             x
AMERICAN CENTURY TRGT MAT 2020     MF       081880700       558     11,737   x                             x
BIOGEN IDEC INC                    COM      09062X103       450     11,400   x                             x
BLACKROCK PROVIDENT T-FUND         MF       09248U718     5,727  5,726,514   x                             x
BOEING COMPANY                     COM      097023105     3,801     55,938   x                             x
BOSTON SCIENTIFIC                  COM      101137107       280     12,000   x                             x
BRISTOL-MYERS SQUIBB CO            COM      110122108     3,590    149,227   x                             x
BURLINGTON RESOURCES INC           COM      122014103     6,880     84,600   x                             x
CIT GROUP INC                      PFD      125581306     1,010     10,000   x                             x
CATERPILLAR INC                    COM      149123101     2,931     49,883   x                             x
CHEVRONTEXACO CORP                 COM      166764100     6,917    106,856   x                             x
CISCO SYSTEMS INC                  COM      17275R102     3,911    218,134   x                             x
CITIGROUP INC                      COM      172967101     8,035    176,524   x                             x
CITIGROUP INC                      PFD      172967648     2,951     58,000   x                             x
COCA-COLA COMPANY                  COM      191216100     2,896     67,053   x                             x
COCA COLA ENTERPRISES              COM      191219104       456     23,400   x                             x
COLGATE PALMOLIVE CO               COM      194162103       952     18,040   x                             x
COMCAST CORP                       COM      20030N101     1,665     56,658   x                             x
COMPUTER ASSOCIATES INTL INC       COM      204912109     1,048     37,675   x                             x
COMPUWARE CORP                     COM      205638109       470     49,500   x                             x
CONAGRA FOODS INC                  COM      205887102     2,481    100,250   x                             x
CONOCOPHILLIPS                     COM      20825C104     8,462    121,048   x                             x
DEAN FOODS CO                      COM      242370104     2,773     71,352   x                             x
DEERE & CO                         COM      244199105       612     10,000   x                             x
DELL INC                           COM      24702R101     2,026     59,238   x                             x
DISNEY (WALT) COMPANY              COM      254687106     1,661     68,844   x                             x
DOMINION RESOURCES INC/VA          COM      25746U109     1,742     20,225   x                             x
RR DONNELLEY & SONS CO             COM      257867101     1,769     47,730   x                             x
DOW CHEMICAL                       COM      260543103       851     20,418   x                             x
DU PONT (E.I.) DE NEMOURS          COM      263534109     3,407     86,984   x                             x
ECI TELECOM LTD                    COM      268258100       251     30,000   x                             x
EMC CORP                           COM      268648102     1,609    124,379   x                             x
ELECTRONIC DATA SYSTEMS CORP       COM      285661104       658     29,330   x                             x
EMERSON ELECTRIC                   COM      291011104       527      7,340   x                             x
ENTERGY MISSISSISPPI INC           PFD      29364N850     1,253     50,000   x                             x
EQUITRUST SERIES FUND, INC         MF       294937107     1,421    102,671   x                             x
EQUITRUST SERIES FUND, INC         MF       294937206     1,911  1,910,602   x                             x
EQUITRUST SERIES FUND, INC         MF       294937404       370     37,629   x                             x
EQUITRUST SERIES FUND, INC         MF       294937701       161     11,503   x                             x
EQUITRUST SERIES FUND, INC         MF       294937867       500    500,000   x                             x
EQUITRUST SERIES FUND, INC         MF       294937883       565     57,557   x                             x
EQUITRUST MONEY MARKET FUND        MF       294938105       875    874,900   x                             x
EVERGREEN INST TREAS MMKT-IV       MF       299920439        25     25,181   x                             x
EXELON CORP                        COM      30161N101     2,326     43,518   x                             x
EXXON MOBIL CORPORATION            COM      30231G102     8,500    133,774   x                             x
FED HOME LOAN MTG CORP             COM      313400301       864     15,300   x                             x
FEDERAL NATIONAL MTG ASSN          COM      313586109     1,126     25,131   x                             x
FEDERAL NATIONAL MTG ASSN          PFD      313586794     2,467     45,000   x                             x
FEDERAL SIGNAL CORP                COM      313855108     1,590     93,050   x                             x
FEDERATED DEPT STORES INC          COM      31410H101       926     13,850   x                             x
FIRST DATA CORP                    COM      319963104       364      9,100   x                             x
FISHER SCIENTIFIC INTL             COM      338032204     1,529     24,640   x                             x
FRED'S INC                         COM      356108100     1,022     81,700   x                             x
GENERAL ELECTRIC COMPANY           COM      369604103     4,552    135,200   x                             x
GENERAL MILLS INC                  COM      370334104       444      9,220   x                             x
GENERAL MOTORS CORPORATION         COM      370442105       944     30,834   x                             x
GENWORTH FINANCIAL INC             PFD      37247D403     1,019     20,000   x                             x
GLATFELTER (P. H.) CO              COM      377316104       769     54,600   x                             x
GLAXOSMITHKLINE PLC-ADR            COM      37733W105     1,196     23,320   x                             x
GLOBAL INDUSTRIES LTD              COM      379336100       150     10,200   x                             x
H & Q LIFE SCIENCES                MF       404053100     1,124     66,677   x                             x
HASBRO INC                         COM      418056107       658     33,500   x                             x
HEALTH MGMT ASSOCIATES INC         COM      421933102       749     31,900   x                             x
HEWLETT-PACKARD CO.                COM      428236103     2,922    100,067   x                             x
HIGHWOODS PROPERTIES INC           COM      431284108     1,326     44,950   x                             x
HOME DEPOT INC                     COM      437076102     1,838     48,191   x                             x
HONEYWELL INTERNATIONAL INC        COM      438516106     6,523    173,946   x                             x
ITT INDUSTRIES INC                 COM      450911102     2,725     23,990   x                             x
INGERSOLL-RAND CO-A                COM      G4776G101     3,284     85,900   x                             x
INTEL CORP                         COM      458140100     3,265    132,467   x                             x
INT'L BUSINESS MACHINES CORP       COM      459200101     2,114     26,353   x                             x
INTERNATIONAL PAPER COMPANY        COM      460146103     1,731     58,100   x                             x
INTERSTATE P&L CO                  PFD      461070872     6,023    194,300   x                             x
ISHARES                            MF       464287408     1,084     16,900   x                             x
ISHARES                            MF       464287465     1,752     30,150   x                             x
ISHARES                            MF       464287564       647      8,800   x                             x
ISHARES                            COM      464287630     3,388     51,390   x                             x
IVAX CORP                          COM      465823102     1,885     71,500   x                             x
JDS UNIPHASE CORP                  COM      46612J101        84     38,000   x                             x
JP MORGAN CHASE & CO               COM      46625H100     2,880     84,895   x                             x
JANUS GROWTH & INCOME FUND         MF       471023200     2,378     67,118   x                             x
JOHNSON & JOHNSON                  COM      478160104     9,110    143,956   x                             x
JONES APPAREL GROUP INC            COM      480074103       962     33,750   x                             x
JPMORGAN US TREAS PL MMK-AG        MF       4812C2$J1     3,318  3,317,687   x                             x
JPMORGAN US TREAS PL MMK-AG        MF       4812C2742    54,475 54,474,914   x                             x
KV PHARMACEUTICAL CO - CLASS A     COM      482740206       929     52,300   x                             x
KROGER CO                          COM      501044101     2,016     97,900   x                             x
LABORATORY CORP OF AMER HLDGS      COM      50540R409     1,315     27,000   x                             x
LIFEPOINT HOSPITALS INC            COM      53219L109     1,860     42,541   x                             x
LILLY (ELI) & CO                   COM      532457108     1,777     33,204   x                             x
MBIA INC                           COM      55262C100     2,470     40,749   x                             x
MCDONALDS CORPORATION              COM      580135101     3,192     95,304   x                             x
MEDTRONIC INC                      COM      585055106     1,000     18,655   x                             x
MERCK & CO INC                     COM      589331107     2,854    104,873   x                             x
MERIDIAN GROWTH FUND INC           MF       589619105     1,600     44,607   x                             x
METLIFE INC                        COM      59156R108       847     17,000   x                             x
METLIFE INC                        PFD      59156R504     1,526     60,000   x                             x
MICROSOFT CORP                     COM      594918104     5,921    230,129   x                             x
MOCON INC                          COM      607494101       122     12,600   x                             x
MONEY MARKET OBLIGATIONS           MF       60934N203       589    588,891   x                             x
MOTOROLA INC                       COM      620076109     1,447     65,514   x                             x
MYLAN LABORATORIES                 COM      628530107     1,651     85,725   x                             x
NASDAQ-100 SHARES                  MF       631100104     1,665     42,200   x                             x
NATIONAL CITY CORP                 COM      635405103     1,073     32,100   x                             x
NATIONAL WESTMINSTER BANK          PFD      638539AG1     5,277  5,000,000   x                             x
NEW PLAN EXCEL REALTY TRUST        PFD      648053700     8,055    160,000   x                             x
NEW YORK COMMUNITY BANCORP         COM      649445103     2,099    128,000   x                             x
NEWS CORP INC                      COM      65248E104       735     47,140   x                             x
NISOURCE INC                       COM      65473P105     1,648     67,950   x                             x
NORTHERN INSTL                     MF       665278$PW       463    463,292   x                             x
NORTHERN INSTL                     MF       665278107     1,984  1,984,243   x                             x
NORTHWEST PIPE COMPANY             COM      667746101     1,209     46,700   x                             x
OCCIDENTAL PETROLEUM CO            COM      674599105     4,297     50,300   x                             x
OLIN CORP                          COM      680665205       907     47,760   x                             x
ORACLE CORPORATION                 COM      68389X105     1,740    140,436   x                             x
PEPCO HOLDINGS INC                 COM      713291102     2,396    102,950   x                             x
PEPSICO INC                        COM      713448108     1,679     29,605   x                             x
PERKINELMER INC                    COM      714046109       560     27,500   x                             x
PERRIGO COMPANY                    COM      714290103       861     60,200   x                             x
PFIZER INC                         COM      717081103     7,038    281,850   x                             x
PLACER DOME INC                    COM      725906101     2,202    128,400   x                             x
PRESTON CORP                       DEB CONV 741130AA6       287    306,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD      74251V201    10,125    100,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD      74251V300     5,350    200,000   x                             x
PROCTER AND GAMBLE CO.             COM      742718109     4,590     77,188   x                             x
PROTECTIVE LIFE                    COM      743674103     1,277     31,000   x                             x
REGIONS TREASURY MONEY MARKET      MF       75913Q878        23     23,302   x                             x
ROWAN COMPANIES INC                COM      779382100     2,339     65,900   x                             x
RYDER SYSTEM INC                   COM      783549108     1,444     42,200   x                             x
SBC COMMUNICATIONS INC             COM      78387G103     1,649     68,806   x                             x
SG PREFERRED CAPITAL II            PFD      784210304     2,627      2,500   x                             x
STANDARD AND POORS 500 INDEX       COM      78462F103     6,249     50,785   x                             x
SPX CORPORATION                    COM      784635104     1,359     29,566   x                             x
SAFECO CORP                        COM      786429100     1,404     26,300   x                             x
SAFEWAY INC                        COM      786514208     3,077    120,200   x                             x
SAN DIEGO GAS & ELECTRIC           PFD      797440831       558     22,500   x                             x
SARA LEE CORP                      COM      803111103     1,952    103,000   x                             x
SCHERING-PLOUGH CORP               COM      806605101     1,782     84,670   x                             x
SENSIENT TECHNOLOGIES CORP         COM      81725T100     4,738    250,000   x                             x
7-ELEVEN INC                       COM      817826209       323      9,075   x                             x
SHAW GROUP INC                     COM      820280105     1,618     65,600   x                             x
SOLECTRON CORP                     COM      834182107       208     53,300   x                             x
SONOCO PRODUCTS                    COM      835495102       830     30,400   x                             x
SOUTHERN CALIFORNIA EDISON         PFD      842400749       502      5,000   x                             x
SOUTHERN CALIFORNIA EDISON         PFD      842400756     1,529     15,000   x                             x
SOUTHERN CO                        COM      842587107     1,351     37,769   x                             x
SPRINT NEXTEL CORP                 COM      852061100     2,215     93,158   x                             x
STANLEY WORKS                      COM      854616109     1,540     33,000   x                             x
STERIS CORP                        COM      859152100     1,261     53,000   x                             x
SURMODICS INC                      COM      868873100       751     19,400   x                             x
SYMANTEC CORP                      COM      871503108     2,432    107,316   x                             x
TAMARACK PRIME MONEY MARKET        MF       87505V314       443    442,832   x                             x
TARGET CORP                        COM      87612E106       870     16,750   x                             x
TARO PHARMACEUTICAL IND LTD        COM      M8737E108       715     27,800   x                             x
TEVA PHARMACEUTICAL-SP ADR         COM      881624209       888     26,564   x                             x
TEXAS INSTRUMENT                   COM      882508104     1,542     45,499   x                             x
3M CO                              COM      88579Y101     3,048     41,548   x                             x
TIME WARNER INC                    COM      887317105     2,015    111,279   x                             x
TREEHOUSE FOODS INC                COM      89469A104       438     16,288   x                             x
U S BANCORP                        COM      902973304     2,570     91,527   x                             x
UNION PACIFIC CORP                 COM      907818108       717     10,000   x                             x
UNITED TECHNOLOGIES CORP.          COM      913017109     4,404     84,947   x                             x
UNIVERSAL HEALTH SVCS              COM      913903100     1,722     36,150   x                             x
VANGUARD TOTAL INT'L INDEX         MF       921909602       929     66,569   x                             x
VANGUARD EXPLORER FUND             MF       921926200     1,754     23,819   x                             x
VANGUARD EMERGING MKT              MF       922042304     2,992    165,292   x                             x
VERIZON COMMUNICATIONS             COM      92343V104     3,527    107,896   x                             x
VIACOM INC                         COM      925524308     1,445     43,784   x                             x
WACHOVIA PFD FUNDING               PFD      92977V206     1,015     36,000   x                             x
WACHOVIA CORP                      COM      929903102     3,869     81,290   x                             x
WAL-MART STORES                    COM      931142103     4,728    107,892   x                             x
WASATCH SMALL CAP GROWTH FD        MF       936772102     1,756     42,580   x                             x
WELLPOINT INC                      COM      94973V107     2,775     36,600   x                             x
WELLS FARGO CO                     COM      949746101     2,190     37,390   x                             x
WENDY'S INTERNATIONAL INC          COM      950590109       962     21,300   x                             x
WEYERHAEUSER CO                    COM      962166104       766     11,146   x                             x
WHITING PETROLEUM CORP             COM      966387102       469     10,700   x                             x
WILMINGTON TRUST CORP              COM      971807102     1,668     45,750   x                             x
WOLVERINE TUBE INC                 COM      978093102       233     31,000   x                             x
WYETH                              COM      983024100       864     18,680   x                             x
XCEL ENERGY INC                    COM      98389B100     1,609     82,025   x                             x
                                                        504,159